Acquisitions (Par Pharmaceutical Holdings, Inc.) (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Sep. 25, 2015	Jun. 10, 2015	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Acquisition-related costs			$ 26,400	$ 16,600	$ 4,200	$ 10,900	$ 7,400	$ 19,500	$ 48,200	$ 12,600	$ 58,086	$ 87,601	$ 105,250
Amortization of intangible assets											$ 773,766	$ 876,451	561,302
Par Pharmaceutical Holdings, Inc.
Business Acquisition [Line Items]
Aggregate consideration transferred	$ 8,140,000
Ordinary shares issued (in shares)	18,069,899	27,627,628
Equity consideration	$ 1,330,000
Acquisition-related costs													46,300
Increase (decrease) in interest expense													11,700
Amortization of intangible assets													$ 129,200